Financial Instruments - Summary of Outstanding Interest Rate Swap Agreements (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Fair Value Asset	$ 955,000,000	$ 4,615,000,000
Interest rate swap contract [member] | 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019
Notional Amount	$ 4,024,000,000
Fair value liiability	(32,000,000)
Fair Value Asset	$ 0
Interest rate swap contract [member] | 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020
Notional Amount	$ 3,669,000,000
Fair value liiability	(16,000,000)
Fair Value Asset	$ 0
Interest rate swap contract [member] | 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2021
Notional Amount	$ 3,059,000,000
Fair value liiability	(33,000,000)
Fair Value Asset	$ 0